SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NIS [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.627	3.519	3.11
Percentage Increase Decrease In Exchange Rate During Year		3.07%	13.15%	(3.27%)
Brazilian Real [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		4.8413	5.2177	5.5805
Percentage Increase Decrease In Exchange Rate During Year		(7.21%)	(6.50%)	7.39%
Israeli CPI [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Consumer Price Index Inflationary Points	[1]	126.83	123.19	117.03
Percentage Increase Decrease In Exchange Rate During Year	[1]	2.95%	5.26%	2.80%

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.